UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                 FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    September 30, 2008

Check here if Amendment: ___; Amendment Number:   ___
  This Amendment (Check only one.)  ___ is a restatement.
                                    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Stadium Capital Management, LLC
Address:  19785 Village Office Court, Suite 101
          Bend, OR  97702

Form 13F File Number:    028-10135

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Bradley R. Kent
Title:    Managing Director
Phone:    541-322-0600

Signature, Place and Date of Signing:
Bradley R. Kent               Bend, OR       November 13, 2008
     [Signature]         [City, State]            [Date]

Report Type (Check only one.):
XX 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           -0-

Form 13F Information Table Entry Total:      36

Form 13F Information Table Value Total:      $ 481,866 (X 1000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
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                                                                   <C
                                                                   >
NAME OF ISSUER             TITLE    CUSIP      VALUE     SHARES         INV.  OTHE  VOTING AUTH
                           OF                  X1000                    DISC. R
                           CLASS                                              MGR
                                                                                    SOLE      SHR  NON
                                                                                                   E

CASH STORE FINANCIAL       COMMON   14756F103       7195   1457089  N   SOLE         1457089   0    0
COREL CORP                 COMMON   21869X103        777     91400  N   SOLE           91400   0    0
INSTA-RENT INC             COMMON   45777C109         96    538037  N   SOLE          538037   0    0
ACXIOM CORP                COMMON   005125109      32432   2586287  N   SOLE         2586287   0    0
ADMINISTAFF INC            COMMON   007094105      15490    569056  N   SOLE          569056   0    0
AMERICAN WOODMARK CORP     COMMON   030506109      24750   1102444  N   SOLE         1102444   0    0
ATLANTIS GROUP INC CL A    COMMON   049156102         14    695459  N   SOLE          695459   0    0
BIG 5 SPORTING GOODS CORP  COMMON   08915P101      36607   3547201  N   SOLE         3547201   0    0
BLUELINX HOLDINGS INC      COMMON   09624H109       3139    593437  N   SOLE          593437   0    0
BRANDPARTNERS GROUP INC    COMMON   10531R107        143   2863273  N   SOLE         2863273   0    0
BUILDERS FIRSTSOURCE INC   COMMON   12008R107      32771   5470869  N   SOLE         5470869   0    0
CARMIKE CINEMAS INC        COMMON   143436400       3060    831641  N   SOLE          831641   0    0
CGI GROUP INC              COMMON   39945C109      11340   1282831  N   SOLE         1282831   0    0
COLUMBIA BANCORP ORE       COMMON   197231103        102     16737  N   SOLE           16737   0    0
COMERICA INC               COMMON   200340107      13797    420764  N   SOLE          420764   0    0
COMMERCIAL VEHICLE GROUP   COMMON   202608105       7834   1101773  N   SOLE         1101773   0    0
INC
CPI INTL INC               COMMON   12618M100      11160    770738  N   SOLE          770738   0    0
DELTEK INC                 COMMON   24784L105       2173    357368  N   SOLE          357368   0    0
DRESS BARN INC             COMMON   261570105      56565   3699456  N   SOLE         3699456   0    0
FAIR ISAAC & CO INC        COMMON   303250104       9533    413597  N   SOLE          413597   0    0
KENEXA CORPORATION         COMMON   488879107      35357   2239186  N   SOLE         2239186   0    0
MAIDENFORM BRANDS INC      COMMON   560305104       8157    562137  N   SOLE          562137   0    0
MEDIWARE INFORMATION       COMMON   584946107       1849    327852  N   SOLE          327852   0    0
SYSTEMS
MENS WEARHOUSE INC         COMMON   587118100       5037    237140  N   SOLE          237140   0    0
MOTHERS WORK INC           COMMON   619903107       8210    591496  N   SOLE          591496   0    0
NESS TECHNOLOGIES INC      COMMON   64104X108       7254    632412  N   SOLE          632412   0    0
NORTHRIM BANK-ANCHORAGE    COMMON   666762109       1163     70274  N   SOLE           70274   0    0
ALASKA
OBAGI MEDICAL PRODUCTS INC COMMON   67423R108       7632    764684  N   SOLE          764684   0    0
PANTRY INC DEL             COMMON   698657103      30528   1440663  N   SOLE         1440663   0    0
REGIS CORPORATION          COMMON   758932107      26191    952388  N   SOLE          952388   0    0
RURAL METRO CORP           COMMON   781748108       7147   2813652  N   SOLE         2813652   0    0
SEVERN BANCORP  ANNAPOLIS  COMMON   81811M100         89     14447  N   SOLE           14447   0    0
MD
SPSS INC                   COMMON   78462K102      24191    823955  N   SOLE          823955   0    0
TNS INC                    COMMON   872960109      16895    872250  N   SOLE          872250   0    0
WEBSENSE INC               COMMON   947684106      18401    823311  N   SOLE          823311   0    0
WILLIAMS SONOMA INC        COMMON   969904101      14787    913909  N   SOLE          913909   0    0



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